Net Income/(Loss) Per Share - Computation of Basic and Diluted Net Income/(Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2023	May 31, 2022	May 31, 2021
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders - basic		$ 177,341	$ (1,187,721)	$ 334,414
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders - diluted		$ 173,732	$ (1,187,721)	$ 334,414
Denominator
Weighted average common shares outstanding basic	[1]	1,678,264,547	1,696,419,232	1,645,463,440
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		7,367,440	0	6,518,944
Weighted average common shares outstanding diluted	[1]	1,685,631,987	1,696,419,232	1,651,982,384
Net income/(loss) per common share
- Basic	[1]	$ 0.11	$ (0.7)	$ 0.2
- Diluted	[1]	$ 0.1	$ (0.7)	$ 0.2

[1]	Retrospectively restated for the effect of stock split. (Note 15)